CRYPTOCURRENCY ASSETS BORROWINGS	6 Months Ended
Jun. 30, 2021
CRYPTOCURRENCY ASSETS BORROWINGS
CRYPTOCURRENCY ASSETS BORROWINGS

13.  CRYPTOCURRENCY ASSETS BORROWINGS

As of June 30, 2021, the Company had cryptocurrency assets borrowings of RMB38,508 (US$5,964), the equivalent of 28 bitcoins, 796 ETH, 6.9 million DOGE and many other kinds of cryptocurrency assets, which are payable to a third party.